Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.1%
	Aerospace/Defense—1.5%
$ 24,575,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 24,594,113
20,050,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	19,888,196
15,650,000	TransDigm, Inc., Sr. Sub., Note, 6.375%, 6/15/2026	15,474,720
6,175,000	TransDigm, Inc., Sr. Sub., Note, Series WI, 4.625%, 1/15/2029	5,579,607
24,900,000	TransDigm, Inc., Sr. Sub., Note, Series WI, 4.875%, 5/1/2029	22,500,393
17,925,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	17,137,928
8,050,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	8,123,255
	TOTAL	113,298,212
	Airlines—0.2%
11,025,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	10,820,596
6,600,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	6,392,675
	TOTAL	17,213,271
	Automotive—5.6%
35,800,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	34,033,986
1,395,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	1,405,072
13,750,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	13,626,319
575,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	487,318
1,700,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	1,435,828
3,800,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	3,583,327
36,975,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	27,808,486
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	8,179,368
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	28,544,598
23,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	20,643,038
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	23,079,426
11,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	10,831,438
9,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	8,773,427
26,975,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	25,601,905
22,900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	22,531,186
12,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	12,667,562
30,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	29,026,881
15,500,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	14,475,143
12,200,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	10,690,363
2,878,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	2,832,312
80,275,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	80,066,839
45,800,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	34,073,368
28,325,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	25,937,344
	TOTAL	440,334,534
	Building Materials—3.6%
1,575,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	1,344,341
9,100,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	8,300,701
11,000,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	10,356,500
11,925,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	8,947,745
40,425,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	31,301,077
33,675,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	27,127,233
24,675,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	20,914,533
14,275,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	12,012,056
4,400,000	MIWD Holdco II LLC MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	3,663,528
34,050,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	29,135,053
24,625,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	21,208,651

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 15,050,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	$ 11,972,091
21,650,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	18,531,770
7,950,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	7,460,002
31,025,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	29,440,931
25,800,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	23,526,461
15,375,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	14,050,367
		TOTAL	279,293,040
		Cable Satellite—8.1%
438,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	430,891
15,950,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	13,218,882
9,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	9,696,605
40,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	33,933,119
8,775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	6,853,494
31,525,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	26,973,578
4,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	3,316,846
31,800,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	27,825,000
6,225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,299,996
9,350,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	8,743,372
10,400,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	9,923,784
7,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	7,038,474
4,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	4,012,500
6,575,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	6,443,500
4,625,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	3,231,511
24,400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	18,078,692
25,925,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	19,127,465
25,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	15,033,863
21,725,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	19,161,450
38,425,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	24,256,742
5,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	4,331,700
25,400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	18,621,502
17,875,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	16,217,630
8,100,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	6,642,468
14,700,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	10,580,766
21,050,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	17,123,649
24,525,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	15,634,687
15,450,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	16,077,502
16,350,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	14,857,490
14,100,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
11,850,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
7,950,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
6,050,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	5,454,349
15,125,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	12,487,654
9,825,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	8,757,809
21,675,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	18,614,815
3,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,411,540
20,375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	19,121,122
42,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	39,996,600
40,275,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	35,488,518
15,025,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	12,630,766
7,400,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	6,392,231
9,850,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	9,150,601
11,875,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	9,931,775
17,325,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	14,753,732
14,525,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	12,455,042

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 5,275,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	$ 4,366,803
3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,314,987
36,175,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	34,253,384
	TOTAL	633,268,886
	Chemicals—2.8%
7,350,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,109,541
6,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	5,795,046
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	8,182,920
8,425,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	8,267,073
11,425,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	11,083,094
7,050,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	6,886,566
20,250,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	17,946,563
11,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	10,499,337
33,500,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	27,308,257
8,125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	7,271,266
45,600,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	44,961,600
14,525,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	12,205,539
19,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	16,374,443
23,000,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	10,402,210
2,325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	2,049,812
4,500,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	3,814,313
7,625,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	7,084,006
14,025,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	11,724,900
	TOTAL	217,966,486
	Construction Machinery—0.7%
31,725,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	27,962,891
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,165,225
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	11,582,669
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,282,000
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,671,171
3,650,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	3,217,229
	TOTAL	56,881,185
	Consumer Cyclical Services—2.5%
15,775,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	15,207,021
20,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	16,761,784
55,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	53,004,313
10,200,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	9,296,535
6,625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	6,725,402
28,325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	23,681,683
8,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,624,456
52,126,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	51,551,492
21,100,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	8,069,247
	TOTAL	192,921,933
	Consumer Products—1.9%
50,025,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	46,942,959
40,625,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	34,225,344
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	4,906,800
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	9,339,524
24,025,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	20,895,143
16,125,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	14,451,628
11,725,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	11,447,997
6,700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	5,698,149
	TOTAL	147,907,544

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—1.2%
$ 13,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	$ 11,527,298
57,725,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	56,925,365
7,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	8,036,354
18,800,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	19,285,159
	TOTAL	95,774,176
	Finance Companies—2.1%
14,225,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	12,594,531
8,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	7,357,196
11,850,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	10,500,581
11,550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	11,536,660
6,400,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	6,312,288
17,400,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	14,702,478
18,475,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	15,072,274
17,150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	15,313,063
11,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	8,976,325
34,075,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	31,922,417
19,600,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	16,882,460
10,350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	9,306,268
	TOTAL	160,476,541
	Food & Beverage—1.5%
2,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	2,095,282
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,109,083
25,225,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	25,262,207
15,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	15,554,883
17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	15,214,221
1,525,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,469,734
9,925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	9,215,248
9,675,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	9,323,894
12,792,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	12,616,622
5,125,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	5,140,759
3,850,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	3,451,319
20,375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	18,665,218
	TOTAL	119,118,470
	Gaming—4.4%
27,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	25,062,625
12,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	12,181,472
7,075,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	6,375,672
5,750,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	5,857,813
9,300,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	7,964,613
5,525,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	5,351,515
21,425,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	21,453,602
19,550,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	19,494,244
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	22,633,293
3,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	3,302,411
9,475,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	9,555,619
11,850,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	10,385,480
48,475,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	46,114,025
9,775,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	8,077,169
3,900,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	3,669,900
7,375,000	Raptor Acquistion Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	6,866,604
20,400,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	18,196,800
14,975,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	15,033,403
19,375,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.625%, 7/1/2025	19,763,275
33,600,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	30,291,072

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 4,300,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	$ 3,629,333
3,200,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	3,004,427
2,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	2,548,687
5,800,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	5,195,679
9,800,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	9,261,402
5,025,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2028	4,700,354
1,900,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,771,804
11,450,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	11,094,520
1,500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	1,498,701
	TOTAL	340,335,514
	Health Care—6.2%
20,500,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	17,862,675
16,575,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	14,772,262
11,700,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	9,639,700
32,350,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	30,536,621
14,675,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	12,921,628
1,300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	1,159,645
1,700,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	1,501,797
11,925,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	7,185,146
32,875,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	20,844,394
9,425,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	8,355,404
3,025,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	2,659,156
8,725,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	8,434,269
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	12,688,583
5,225,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	4,407,653
5,150,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	4,248,698
10,825,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	9,754,895
2,400,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	2,571,006
26,475,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	18,657,859
7,350,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	6,592,292
11,075,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	11,121,654
10,800,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	10,997,565
7,475,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	7,298,964
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,210,779
13,850,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	13,523,140
4,750,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	4,163,232
8,625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	5,771,985
18,275,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	16,053,034
12,625,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	11,188,022
16,725,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	14,320,614
72,675,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	60,952,901
9,300,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	7,732,857
21,425,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	15,591,187
8,050,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	5,314,595
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,397,312
1,550,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	1,431,573
5,250,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	4,682,344
4,625,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	4,295,237
16,700,000	Tenet Healthcare Corp., 4.875%, 1/1/2026	16,284,587
18,900,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	18,212,229
13,775,000	Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	13,517,890
2,930,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	2,893,478
31,075,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	29,092,415
	TOTAL	481,841,277

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—0.8%
$ 1,850,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	$ 1,604,872
6,375,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	5,230,633
8,225,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	7,044,795
6,325,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	5,570,175
23,175,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	22,258,660
19,025,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	18,098,292
		TOTAL	59,807,427
		Independent Energy—4.6%
7,225,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	6,746,813
2,475,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	2,534,438
6,075,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,355,234
9,350,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	8,924,177
7,900,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	7,747,584
4,378,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	5,417,797
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	8,677,311
4,575,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	4,432,283
4,150,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	4,001,229
8,300,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	8,329,870
1,900,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2023	37,525
10,175,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	200,956
2,250,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	2,183,740
1,600,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	1,534,096
2,200,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	2,169,673
9,475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	8,136,277
23,750,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	21,941,200
5,000,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	4,915,164
3,950,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	3,622,444
31,700,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	30,946,016
9,150,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	8,976,150
13,725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	13,908,778
7,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	7,682,367
14,200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	14,953,523
15,850,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	16,845,499
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,590,138
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.500%, 5/1/2031	1,503,833
10,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	12,377,820
2,250,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	2,239,616
14,925,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	14,453,519
10,925,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	10,340,239
17,525,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	17,195,442
10,019,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	9,677,276
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	5,661,480
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	4,933,799
12,200,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	11,622,149
9,150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	8,977,431
4,450,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	4,238,356
4,575,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,451,345
9,175,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	9,043,889
5,950,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	5,252,422
7,675,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	7,159,048
9,875,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	10,309,648
2,525,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,654,987
15,150,000		Tap Rock Resources LLC, Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	14,362,124
		TOTAL	359,264,705

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—1.3%
$ 2,800,000	Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	$ 2,706,718
2,950,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,600,160
51,375,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	40,838,501
24,950,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	20,568,470
13,700,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	12,201,298
24,975,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	23,151,076
	TOTAL	102,066,223
	Insurance - P&C—6.1%
30,950,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	27,192,643
30,458,567	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	28,876,933
23,350,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	20,003,711
31,650,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	31,165,438
63,225,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	55,938,635
17,725,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	17,431,740
25,125,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	22,513,681
114,950,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	113,952,809
18,700,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	19,012,189
7,775,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	7,421,860
79,900,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	69,185,809
10,400,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	9,386,000
57,550,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	57,339,367
	TOTAL	479,420,815
	Leisure—0.5%
32,125,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	29,077,864
13,350,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	12,599,463
	TOTAL	41,677,327
	Lodging—0.5%
3,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	3,259,127
9,275,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	8,251,365
5,050,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	5,027,719
13,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	12,912,250
4,850,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	4,578,744
3,450,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	3,186,146
	TOTAL	37,215,351
	Media Entertainment—6.7%
30,875,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	5,130,917
14,100,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	2,416,599
19,316,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	16,149,238
8,175,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	608,016
23,700,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	503,625
19,075,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	14,693,472
6,900,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	6,286,693
14,075,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	10,400,792
19,750,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	18,119,934
5,302,564	iHeartCommunications, Inc., 6.375%, 5/1/2026	5,072,539
6,825,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	5,844,094
5,800,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	5,202,020
61,454,646	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	55,171,830
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,782,600
8,850,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,338,787
3,100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	2,636,426
2,100,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,687,970
21,175,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	18,233,369
12,975,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	11,948,548

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 7,850,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	$ 7,536,000
57,100,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	50,108,961
2,275,000	News Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2032	2,144,859
15,525,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	14,033,901
39,100,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	37,300,618
2,450,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	2,108,954
3,950,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	3,397,059
6,575,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	6,057,041
5,150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	5,185,998
16,600,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	14,039,450
5,500,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	4,601,036
12,075,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	9,759,619
13,250,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	11,840,929
2,775,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	2,209,413
23,125,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	20,469,508
14,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	11,544,105
7,700,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	7,235,594
37,175,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	35,074,798
56,500,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	44,161,247
14,425,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	12,431,032
7,775,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	7,634,763
24,050,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	21,905,582
6,425,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	5,631,912
1,250,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,103,463
	TOTAL	527,743,311
	Metals & Mining—0.5%
19,725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	18,417,236
3,850,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	3,601,136
18,700,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	15,080,311
3,125,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	3,101,813
	TOTAL	40,200,496
	Midstream—6.6%
9,525,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	9,250,728
7,750,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	7,643,476
5,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	4,789,531
17,250,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,708,954
11,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	10,556,295
23,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	22,970,181
32,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	30,809,010
14,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	15,000,770
4,550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	4,086,674
4,350,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	3,637,296
13,950,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	13,107,560
18,200,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	17,351,971
17,250,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	14,621,790
11,575,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	11,659,787
17,675,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	15,485,191
10,000,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	8,783,800
24,275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	20,565,477
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	16,813,404
21,375,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	19,743,446
17,800,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	13,731,098
2,120,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,089,461
1,525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	1,424,053

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 4,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	$ 3,991,203
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	570,006
15,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	14,426,930
19,150,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	17,852,779
8,850,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	8,505,625
2,950,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	2,892,283
15,225,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	15,471,270
6,625,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	6,632,950
12,600,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,191,130
30,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	26,358,677
15,425,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	13,285,013
8,425,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	7,885,417
13,875,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	13,549,701
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,303,887
24,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	23,496,465
7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	6,699,501
8,275,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	7,829,143
5,100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	4,914,819
3,750,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	3,538,238
35,000,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	30,662,625
3,675,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	3,238,869
5,550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	4,827,695
5,925,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.300%, 2/1/2030	5,434,884
	TOTAL	519,389,063
	Oil Field Services—2.1%
29,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	28,012,104
31,000,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	30,416,115
15,750,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	15,342,547
8,850,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	8,449,360
1,275,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,278,353
11,525,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	11,114,422
8,475,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	8,403,520
1,075,000	Transocean Titan Financial Ltd., 144A, 8.375%, 2/1/2028	1,117,000
27,250,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	26,469,969
33,125,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	32,554,919
	TOTAL	163,158,309
	Packaging—5.3%
36,389,354	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	28,599,121
21,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	17,852,667
43,075,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	35,337,868
31,225,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	25,616,366
13,875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	11,395,465
1,475,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	1,208,237
10,650,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	10,997,510
5,350,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	5,262,554
19,750,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	19,947,500
7,500,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	7,503,450
26,650,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	26,051,174
73,500,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	65,078,921
8,600,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	8,412,821
5,425,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	4,876,804
10,700,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	10,391,412
2,040,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	2,034,454
26,950,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	26,444,687

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 7,463,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	$ 7,326,747
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,658,786
2,525,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	2,426,121
6,125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	6,185,638
20,175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	18,123,184
23,375,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	22,846,420
7,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,064,967
44,525,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	42,894,049
	TOTAL	417,536,923
	Paper—0.5%
13,825,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	12,298,613
11,491,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	11,197,250
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	1,991,760
13,475,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	11,873,564
1,025,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	888,740
1,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,204,400
	TOTAL	39,454,327
	Pharmaceuticals—1.9%
8,850,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	5,700,639
5,050,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	3,427,410
2,100,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	1,435,696
7,925,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	3,565,438
15,050,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	6,783,455
7,350,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	3,232,527
3,975,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	1,803,557
30,225,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	13,930,531
24,725,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	11,091,295
17,100,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	9,041,283
9,825,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	8,130,630
21,025,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	18,312,985
18,300,000	Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	16,720,161
10,753,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 144A, 10.000%, 6/15/2029	6,209,857
5,200,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	4,709,640
23,600,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	21,341,362
16,250,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	13,165,994
	TOTAL	148,602,460
	Restaurant—1.4%
2,925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	2,677,764
10,225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	9,422,058
77,325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	65,923,816
6,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	5,876,274
4,975,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	4,248,167
7,150,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	6,516,260
5,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	5,534,012
13,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,363,582
	TOTAL	112,561,933
	Retailers—0.6%
12,525,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	12,199,288
13,775,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	12,173,243
5,600,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	4,836,860
5,725,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	4,401,895
9,525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	7,106,338
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	4,785,672

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 2,475,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	$ 2,366,878
	TOTAL	47,870,174
	Supermarkets—0.6%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,299,248
21,750,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	18,793,414
13,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	12,990,981
10,675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	10,961,269
	TOTAL	49,044,912
	Technology—8.9%
10,725,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	10,337,750
14,825,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	13,194,250
22,725,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	21,636,690
24,575,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	22,818,133
3,075,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	2,667,266
15,325,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	10,682,598
18,100,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	18,076,526
3,900,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	3,417,629
25,025,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	22,053,782
21,000,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	19,102,309
9,900,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	9,482,942
18,500,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	17,346,340
7,475,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	6,628,724
26,675,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	22,863,076
6,775,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	6,514,366
6,900,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	6,415,413
1,050,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	931,980
6,450,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,135,530
24,625,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	22,077,544
22,875,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	18,414,718
35,275,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	17,809,642
66,850,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	55,622,362
68,450,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	56,798,249
5,500,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	4,861,120
9,225,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	8,137,188
19,125,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	16,684,540
14,725,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	12,749,877
6,000,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	5,828,852
13,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	12,935,486
15,100,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	13,141,001
9,050,000	Open Text Corp., Sr. Unsecd. Note, 144A, 6.900%, 12/1/2027	9,274,666
8,000,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	6,509,760
25,850,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	22,720,188
3,000,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	2,713,125
20,525,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	12,373,291
30,300,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	11,210,545
39,575,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	33,050,438
2,500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	2,346,750
24,509,625	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	27,785,827
3,100,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	2,809,778
8,400,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,252,958
4,450,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	3,783,334
38,825,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	37,385,726
6,925,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	6,005,354
10,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	9,581,031

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 23,350,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	$ 15,434,450
4,075,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	3,560,939
14,025,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	12,219,912
		TOTAL	692,383,955
		Transportation Services—0.4%
14,725,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	13,997,564
21,800,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	20,615,933
		TOTAL	34,613,497
		Utility - Electric—2.7%
13,300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	12,292,129
14,650,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	12,232,937
7,900,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	6,876,011
6,625,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	5,685,204
9,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	8,613,275
38,225,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	35,723,174
4,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,360,351
6,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,091,935
6,450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	5,118,397
23,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	18,209,906
7,575,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	6,845,793
5,125,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,917,386
11,875,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	10,700,889
27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	25,560,194
7,000,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	7,206,838
8,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	8,246,787
9,650,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,410,417
27,450,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	26,543,788
		TOTAL	213,635,411
		Wireless Communications—0.8%
20,425,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	20,884,808
7,400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	7,690,827
2,600,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,753,248
10,075,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	8,820,510
4,775,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	4,087,757
6,375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 3.375%, 4/15/2029	5,819,456
12,375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	12,272,233
		TOTAL	62,328,839
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,394,277,317)	7,444,606,527
		COMMON STOCKS—0.4%
		Cable Satellite—0.0%
33,707	[2,3]	Intelsat Jackson Holdings S.A.	227,522
		Independent Energy—0.0%
11,351	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.0%
141,935	[3]	iHeartMedia, Inc.	1,099,996
		Oil Field Services—0.3%
391,255	[2,3]	Superior Energy Services, Inc.	25,431,575
		Pharmaceuticals—0.1%
502,163	[3]	Mallinckrodt PLC	3,766,223
		TOTAL COMMON STOCKS (IDENTIFIED COST $34,837,881)	30,525,316

Principal Amount or Shares			Value
		FLOATING RATE LOAN—0.1%
		Independent Energy—0.1%
$ 9,122,000	[4]	Ascent Resources Utica Holdings, LLC, 2020 Fixed 2nd Lien Term Loan, 13.815% (3-month USLIBOR +9.000%), 11/1/2025 (IDENTIFIED COST $9,122,000)	$ 9,692,125
		INVESTMENT COMPANY—3.2%
248,626,973		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[5] (IDENTIFIED COST $248,603,913)	248,626,973
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $8,686,841,111)	7,733,450,941
		OTHER ASSETS AND LIABILITIES - NET—1.2%[6]	93,987,505
		TOTAL NET ASSETS—100%	$7,827,438,446
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2022	$193,240,952
Purchases at Cost	$464,023,534
Proceeds from Sales	$(408,770,347)
Change in Unrealized Appreciation/Depreciation	$83,021
Net Realized Gain/(Loss)	$49,813
Value as of 1/31/2023	$248,626,973
Shares Held as of 1/31/2023	248,626,973
Dividend Income	$2,963,153

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$7,444,606,527	$0	$7,444,606,527
Floating Rate Loan	—	9,692,125	—	9,692,125
Equity Securities:
Common Stocks
Domestic	1,099,996	—	25,431,575	26,531,571
International	3,766,223	—	227,522	3,993,745
Investment Company	248,626,973	—	—	248,626,973
TOTAL SECURITIES	$253,493,192	$7,454,298,652	$25,659,097	$7,733,450,941

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind